Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 183,597	$ 156,316
Cost of revenues	109,074	95,055
Gross profit	74,523	61,261
Operating expenses:
Research and development	19,854	17,700
Selling, marketing, general and administrative	31,988	26,030
Total operating expenses	51,842	43,730
Operating income	22,681	17,531
Financial expense, net	1,550	1,488
Income before taxes on income	21,131	16,043
Taxes on income	4,911	4,001
Net income	16,220	12,042
Attributed to non-controlling interests	103	47
Net income attributable to Sapiens’ shareholders	$ 16,117	$ 11,995
Net earnings per share attributable to Sapiens’ shareholders:
Basic (in Dollars per share)	$ 0.32	$ 0.24
Diluted (in Dollars per share)	$ 0.32	$ 0.24